Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of reconciliation to statement of profit or loss

Reconciliation to the statement of profit or loss

	Six months ended 30 June
	2026	2025
	€’000	€’000
RSUs	1	5
Incentive shares	-	(2)
Share options	233	435
Element advisory agreements	528	-
Share-based payment expense	762	438

Schedule of share options

No share options were granted, forfeited or exercised during the six months ended 30 June 2026. The expense for the period of €233k relates to the options granted to employees and directors in 2025, which vest quarterly with service.

	Number of options	Weighted average exercise price	Weighted average grant date fair value
Outstanding at 1 January 2026	896,385	$11.47	$7.49
Granted during the period	-
Forfeited during the period	-
Exercised during the period	-
Outstanding at 30 June 2026	896,385	$11.47	$7.49
Exercisable at 30 June 2026	312,573

Schedule of element advisory agreement

	Shares	Fair value per share	€’000
Advisory fee - Class A Ordinary Shares issued 20 February 2026	95,000	$3.34	267
Advisory fee - pre-funded warrants	190,000	$3.34	535
Milestone fee - shares at $5.83 / $9.72 / $15.50	405,000		528
Total element advisory agreements	690,000		1,330